RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of transaction with related parties
	Year ended December 31,
	2020	2021	2022

Revenues	$5,843	$394	$47
Cost of revenues	$4,715	$1,125	$345

Research and development expenses	$1,245	$608	$115

Sales and marketing expenses	$731	$617	$284

General and administrative expenses	$913	$1,527	$1,040
Purchase of property and equipment	$274	$175	$180

Schedule of balances with related parties
	December 31,
	2021	2022

Trade payables, other accounts payable and accrued expenses	$376	$380
Trade Receivables	$78	$-